April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 11.3%
Alphabet, Inc., Class A	2,520,262	$969,796,818
Alphabet, Inc., Class C, NVS	1,857,622	709,500,147
AT&T, Inc.	13,383,573	349,712,763
Comcast Corp., Class A	1,768,597	47,822,863
Electronic Arts, Inc.	743,273	150,416,157
Fox Corp., Class A, NVS	116,241	7,380,141
Meta Platforms, Inc., Class A	1,381,623	845,428,930
Millicom International Cellular SA	157,330	13,354,170
Netflix, Inc.(a)	4,237,463	396,668,911
ROBLOX Corp., Class A(a)	561,297	31,017,272
Verizon Communications, Inc.	6,157,638	295,751,353
Walt Disney Co.(The)	288,627	29,945,051
		3,846,794,576
Consumer Discretionary — 7.7%
Amazon.com, Inc.(a)	5,649,663	1,497,499,675
Booking Holdings, Inc.	1,156,767	194,753,292
Burlington Stores, Inc.(a)	10,499	3,359,785
Carvana Co., Class A(a)	10,379	4,108,008
Coupang, Inc.(a)	45	899
General Motors Co.	575,448	44,246,197
Home Depot, Inc.(The)	242,022	79,576,834
Las Vegas Sands Corp.	82,107	4,483,863
Lennar Corp., Class A	319	28,806
Macy's, Inc.	90	1,760
McDonald's Corp.	364,387	106,980,379
Planet Fitness, Inc., Class A(a)	123,150	8,210,410
Royal Caribbean Cruises Ltd.	232,868	61,421,264
Tapestry, Inc.	35,900	5,206,936
Tesla, Inc.(a)	1,538,172	587,012,580
Yum! Brands, Inc.	27,053	4,319,011
		2,601,209,699
Consumer Staples — 2.5%
Altria Group, Inc.	4	291
Casey's General Stores, Inc.	33,425	27,480,364
Celsius Holdings, Inc.(a)	74,205	2,491,062
Costco Wholesale Corp.	151,957	154,164,935
Dollar General Corp.	297,320	34,453,441
Dollar Tree, Inc.(a)	52,372	5,085,845
Kroger Co.(The)	77,985	5,308,439
Philip Morris International, Inc.	807,246	133,252,097
Procter & Gamble Co.(The)	2,668	392,436
Walmart, Inc.	3,651,573	481,752,026
		844,380,936
Energy — 1.9%
Exxon Mobil Corp.	4,240,463	654,430,655
Valero Energy Corp.	44	11,113
		654,441,768
Financials — 16.1%
Affiliated Managers Group, Inc.	18,186	5,358,869
Allstate Corp.(The)	214,569	46,617,261
American Express Co.	8	2,584
American International Group, Inc.	3,018,727	225,800,780
Bank of America Corp.	10,075,395	538,630,617
Berkshire Hathaway, Inc., Class B(a)	1,700,585	805,397,056
Capital One Financial Corp.	969,171	185,402,412
Cboe Global Markets, Inc.	153,244	45,986,992
Charles Schwab Corp.(The)	43,690	4,003,752
Citigroup, Inc.	3,348,628	428,557,411
CME Group, Inc.	953,296	274,377,655
Security	Shares	Value
Financials (continued)
Goldman Sachs Group, Inc.(The)	443,559	$409,746,497
Hartford Insurance Group, Inc.	3,666,035	501,550,248
Huntington Bancshares, Inc./Ohio	464,979	7,793,048
Intercontinental Exchange, Inc.	48,108	7,605,394
JPMorgan Chase & Co.	3,874,546	1,213,624,044
Markel Group, Inc.(a)	2,551	4,521,571
MetLife, Inc.	44	3,524
Morgan Stanley	37,742	7,193,248
NU Holdings Ltd./Cayman Islands, Class A(a)	315	4,561
Progressive Corp.(The)	574,436	115,622,478
Robinhood Markets, Inc., Class A(a)	308,801	22,508,505
Rocket Companies, Inc., Class A(a)	691,595	10,111,119
SoFi Technologies, Inc.(a)(b)	1,149,539	18,507,578
Travelers Companies, Inc.(The)	1,500,239	457,782,928
Virtu Financial, Inc., Class A	147,818	7,340,642
Visa, Inc., Class A	368,174	121,438,512
Wells Fargo & Co.	107,446	8,835,285
		5,474,324,571
Health Care — 6.5%
AbbVie, Inc.	425,706	89,960,192
Boston Scientific Corp.(a)	2,405,901	138,603,957
Cardinal Health, Inc.	360,402	69,514,338
CVS Health Corp.	501,545	41,773,683
DaVita, Inc.(a)(b)	25,120	3,897,117
Eli Lilly & Co.	323,269	302,127,207
Exelixis, Inc.(a)	168,838	7,506,537
Gilead Sciences, Inc.	1,096,653	143,486,079
Halozyme Therapeutics, Inc.(a)	144,574	9,203,581
HCA Healthcare, Inc.	182,217	79,164,176
Insmed, Inc.(a)	130,884	17,843,416
Intuitive Surgical, Inc.(a)	237,630	108,741,864
Ionis Pharmaceuticals, Inc.(a)	118,282	8,842,762
Johnson & Johnson	2,827,447	649,888,693
McKesson Corp.	72,481	59,086,511
Medtronic PLC	1,232,574	99,801,517
Molina Healthcare, Inc.(a)	47,024	9,151,811
Penumbra, Inc.(a)(b)	141,890	46,324,247
Pfizer, Inc.	2,995,527	79,980,571
Quest Diagnostics, Inc.	30,758	5,973,204
Regeneron Pharmaceuticals, Inc.	19,900	14,070,494
Revolution Medicines, Inc.(a)	74,661	10,760,143
Tenet Healthcare Corp.(a)	18,344	3,249,089
Thermo Fisher Scientific, Inc.	339,618	162,663,437
UnitedHealth Group, Inc.	127,047	47,068,373
Universal Health Services, Inc., Class B	39,608	6,664,838
Zimmer Biomet Holdings, Inc.	46,015	3,793,016
		2,219,140,853
Industrials — 8.6%
API Group Corp.(a)	159,696	7,301,301
ATI, Inc.(a)	134,869	20,966,735
Automatic Data Processing, Inc.	206,337	43,731,064
Bloom Energy Corp., Class A(a)	123,719	35,057,016
CACI International, Inc., Class A(a)	15,518	8,062,222
Carpenter Technology Corp.	28,539	12,220,400
Caterpillar, Inc.	486,983	433,468,438
CH Robinson Worldwide, Inc.	34,742	6,316,443
Comfort Systems USA, Inc.	13,403	24,664,871
Deere & Co.	508,957	300,218,466
Eaton Corp. PLC	589,257	255,154,174
FTAI Aviation Ltd.	48,519	12,113,739
GE Vernova, Inc.	193,038	209,148,951

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrials (continued)
General Electric Co.	670,033	$194,262,668
Honeywell International, Inc.	232	49,724
Howmet Aerospace, Inc.	198,877	48,335,066
Huntington Ingalls Industries, Inc.	32,897	11,984,048
Johnson Controls International PLC	31,120	4,544,454
L3Harris Technologies, Inc.	41,653	13,351,869
Leidos Holdings, Inc.	56,687	8,458,834
Lockheed Martin Corp.	61,461	31,834,954
MasTec, Inc.(a)	25,421	10,017,145
Northrop Grumman Corp.	68,882	39,915,741
PACCAR, Inc.	134,805	16,014,834
Parker-Hannifin Corp.	559,962	509,240,642
RBC Bearings, Inc.(a)	15,337	9,188,243
Rocket Lab Corp.(a)	152,135	12,552,659
RTX Corp.	1,638,901	288,561,299
Southwest Airlines Co.	281,741	10,683,619
Trane Technologies PLC	492,821	242,734,055
TransDigm Group, Inc.	16,700	19,371,666
Uber Technologies, Inc.(a)	422,867	31,550,107
Union Pacific Corp.	100,832	27,172,207
United Parcel Service, Inc., Class B	8	870
Vertiv Holdings Co., Class A	42,483	13,955,241
Waste Management, Inc.	26,279	6,111,181
Woodward, Inc.	51,986	18,870,398
		2,937,185,344
Information Technology — 39.6%
Advanced Micro Devices, Inc.(a)	1,091,840	387,046,362
Amphenol Corp., Class A	1,765,277	259,972,344
Apple, Inc.	9,662,843	2,622,012,448
Applied Materials, Inc.	1,211,545	477,942,387
AppLovin Corp., Class A(a)	219,398	97,928,297
Astera Labs, Inc.(a)	53,535	10,425,406
Broadcom, Inc.	2,638,266	1,101,291,376
Ciena Corp.(a)	66,767	35,224,934
Cisco Systems, Inc.	10,210,807	934,288,840
Coherent Corp.(a)	44,316	14,168,268
Corning, Inc.	999,444	164,148,683
Crowdstrike Holdings, Inc., Class A(a)	29,010	12,931,208
Dell Technologies, Inc., Class C	44	9,194
Fortinet, Inc.(a)	56,349	4,750,784
Hewlett Packard Enterprise Co.	287	8,257
Intel Corp.(a)	692,648	65,441,383
International Business Machines Corp.	72,168	16,669,365
Intuit, Inc.	8	3,108
Lam Research Corp.	3,553,494	916,303,963
Lumentum Holdings, Inc.(a)	58,857	53,107,848
Micron Technology, Inc.	885,225	457,802,961
Microsoft Corp.	4,436,324	1,809,044,201
Nutanix, Inc., Class A(a)	90	3,680
Nvidia Corp.	14,608,483	2,915,414,952
Oracle Corp.	194,230	31,346,780
Palantir Technologies, Inc., Class A(a)	2,832,977	394,095,430
Salesforce, Inc.	1,657,739	292,640,666
Sandisk Corp.(a)	35,962	39,432,693
Seagate Technology Holdings PLC	119,702	80,636,055
ServiceNow, Inc.(a)	802,435	70,863,035
Snowflake, Inc.(a)	20	2,729
Teradyne, Inc.	18,411	6,323,626
Texas Instruments, Inc.	47,259	13,283,560
Western Digital Corp.	432,996	188,145,422
		13,472,710,245
Security	Shares	Value
Materials — 0.7%
Anglogold Ashanti PLC	183,036	$17,155,964
CRH PLC	320,242	37,923,058
Newmont Corp.	1,514,302	168,223,809
Solstice Advanced Materials, Inc.	62	5,081
		223,307,912
Real Estate — 1.9%
Millrose Properties, Inc.	4	123
Omega Healthcare Investors, Inc.	248,041	11,650,486
Prologis, Inc.	735,145	104,405,293
Realty Income Corp.	4,920,840	316,114,762
VICI Properties, Inc., Class A	406	11,855
Welltower, Inc.	1,000,878	217,530,824
		649,713,343
Utilities — 2.7%
American Electric Power Co., Inc.	71,505	9,804,051
Duke Energy Corp.	4,259,020	551,756,041
Edison International	80,381	5,585,676
Eversource Energy	98,268	6,947,548
Exelon Corp.	1,748,092	80,394,751
NextEra Energy, Inc.	2,179,136	213,293,832
NRG Energy, Inc.	8,069	1,255,375
Sempra	307,703	29,268,709
Southern Co.(The)	1,052	101,728
Xcel Energy, Inc.	226,189	18,762,377
		917,170,088
Total Common Stocks — 99.5% (Cost: $27,703,387,489)		33,840,379,335
Rights
Health Care — 0.0%
Abiomed, Inc., CVR, NVS(c)	53	80
Total Rights — 0.0% (Cost: $54)		80
Total Long Investment (Cost: $27,703,387,543)		33,840,379,415
Total Long-Term Investments — 99.5% (Cost: $27,703,387,543)		33,840,379,415
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	1,368,196	1,368,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	182,850,000	182,850,000
Total Short-Term Securities — 0.5% (Cost: $184,218,553)		184,218,606
Total Investments — 100.0% (Cost: $27,887,606,096)		34,024,598,021
Other Assets Less Liabilities — .00%		5,368,333
Net Assets — 100.0%		$34,029,966,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Equity Factor Rotation Active ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$574,019	$797,258 (a)	$—	$(2,724)	$53	$1,368,606	1,368,196	$54,667 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,520,000	12,330,000 (a)	—	—	—	182,850,000	182,850,000	6,039,691	—
				$(2,724)	$53	$184,218,606		$6,094,358	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$33,840,379,335	$—	$—	$33,840,379,335
Rights	—	—	80	80
Short-Term Securities
Money Market Funds	184,218,606	—	—	184,218,606
	$34,024,597,941	$—	$80	$34,024,598,021

Portfolio Abbreviation
NVS	Non-Voting Shares